Non-Controlling Interest in Consolidated Subsidiaries - Financial Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	$ 15,724	[1]		$ 342,311		$ 283,116
Total non-current assets	28,477	[1]		509,225		512,761
Total current liabilities	11,664	[1]		202,930		210,014
Total non-current liabilities	14,246	[1]		267,475		256,511
Total revenue	46,705	[2]	$ 840,954	781,585	$ 702,692
Consolidated net income	1,749	[2]	31,479	40,121	44,439
Net cash flows generated from operating activities	3,946	[3]	71,080	71,510	49,679
Net cash flows used in investing activities	(114)	[3]	(2,061)	(33,122)	132,292
Net cash flows used in financing activities	$ (5,111)	[3]	(92,000)	(84,049)	$ (92,552)
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets				75,132		74,570
Total non-current assets				232,854		239,969
Total current liabilities				67,171		66,757
Total non-current liabilities				90,274		$ 93,753
Total revenue			291,746	279,793
Consolidated net income			25,016	24,549
Consolidated comprehensive income for the year, net of tax			19,348	29,706
Net cash flows generated from operating activities			30,773	42,442
Net cash flows used in investing activities			(21,107)	(23,392)
Net cash flows used in financing activities			$ (12,148)	$ (19,642)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4